Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables
9.	Trade and Other Receivables

All trade and other receivables are short-term and due within 1 year.

	December 31
	2018	2017
	(euros in thousands)
Trade receivables	2,690	1,594
Unbilled receivables	236	710
VAT receivable	891	582
Prepaid expenses	2,783	427
Prepaid pension costs	—	838
Interest receivable	213	170
Other receivables	219	92

	7,032	4,413

Trade and unbilled receivables relate primarily to invoicing for cost reimbursements relating to the Incyte collaboration and license agreement, ONO research and license agreement and Simcere research and license agreement. VAT receivable relates to a value added tax receivable from the Dutch tax authorities based on the tax application for the fourth quarter of 2018. The Company is evaluating if the benefits of claiming foreign VAT are favorable compared to the related costs and expects to finalize the assessment and conclude in the course of 2019.

Prepaid expenses consist of expenses that were paid but are related to activities taking place in subsequent periods and prepaid taxes. The increase in prepaid expenses at December 31, 2018 relates primarily to advance payments made to contract research and contract manufacturing organizations in support of the Company’s preclinical, clinical trial, and contract manufacturing activities.